Allowance for Loan Losses (Tables)	12 Months Ended
Sep. 30, 2014
Receivables [Abstract]
Allowance for credit losses on financing receivables

The following table presents the Company’s allowance for loan losses roll forward and respective loan balances for 2014 and 2013. This table (in thousands) is presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $985.41 million, loans held for sale of $10.38 million, and guaranteed loans of $106.46 million for 2014 and loans measured at fair value with changes in fair value reported in earnings of $841.86 million, loans held for sale of $8.27 million, and guaranteed loans of $104.04 million for 2013.

As of September 30, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Allowance for loan losses

Beginning balance October 1, 2013	$11,779	$22,562	$11,222	$9,296	$312	$693	$55,864
Charge-offs	(631)	(3,199)	(5,380)	(2,429)	(211)	(1,893)	(13,743)
Recoveries	233	1,470	1,439	58	156	1,357	4,713
Provision	(788)	(4,114)	4,980	3,730	(18)	666	4,456
Impairment of loans acquired with deteriorated credit quality	(2,251)	165	(1,711)	—	25	—	(3,772)

Ending balance September 30, 2014	$8,342	$16,884	$10,550	$10,655	$264	$823	$47,518

Ending balance: individually evaluated for impairment	$2,528	$1,953	$3,909	$1,152	$51	$—	$9,593

Ending balance: collectively evaluated for impairment	$3,030	$12,034	$6,641	$9,503	$188	$823	$32,219

Ending balance: loans acquired with deteriorated credit quality	$2,784	$645	$—	$—	$25	$—	$3,454

Ending balance: loans acquired without deteriorated credit quality	$—	$2,252	$—	$—	$—	$—	$2,252

Financing receivables
Ending balance	$879,971	$2,057,456	$1,266,103	$1,364,399	$89,899	$34,243	$5,692,071

Ending balance: individually evaluated for impairment	$9,384	$38,457	$28,298	$25,655	$166	$—	$101,960

Ending balance: collectively evaluated for impairment	$649,970	$1,874,474	$1,224,035	$1,319,343	$85,065	$34,243	$5,187,130

Ending balance: loans acquired with deteriorated credit quality	$102,987	$49,202	$6,361	$1,746	$1,843	$—	$162,139

Ending balance: loans acquired without deteriorated credit quality	$117,630	$95,323	$7,409	$17,655	$2,825	$—	$240,842

As of September 30, 2013	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agricultural	Consumer	Other	Total
Allowance for loan losses

Beginning balance October 1, 2012	$14,761	$30,234	$18,979	$6,906	$542	$456	$71,878
Charge-offs	(1,766)	(19,648)	(3,636)	(4,069)	(244)	(1,851)	(31,214)
Recoveries	279	689	1,206	22	396	1,034	3,626
Provision	1,043	10,925	(5,427)	6,437	(382)	1,054	13,650
Impairment of loans acquired with deteriorated credit quality	(2,538)	362	100	—	—	—	(2,076)

Ending balance September 30, 2013	$11,779	$22,562	$11,222	$9,296	$312	$693	$55,864

Ending balance: individually evaluated for impairment	$3,212	$5,095	$5,594	$3,016	$90	$—	$17,007

Ending balance: collectively evaluated for impairment	$3,533	$16,986	$3,897	$6,280	$222	$693	$31,611

Ending balance: loans acquired with deteriorated credit quality	$5,034	$481	$1,731	$—	$—	$—	$7,246

Ending balance: loans acquired without deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

Financing receivables
Ending balance	$885,245	$1,926,828	$1,191,500	$1,295,661	$100,803	$24,711	$5,424,748

Ending balance: individually evaluated for impairment	$8,917	$77,620	$27,527	$23,719	$292	$—	$138,075

Ending balance: collectively evaluated for impairment	$589,104	$1,623,274	$1,136,611	$1,240,281	$91,178	$24,711	$4,705,159

Ending balance: loans acquired with deteriorated credit quality	$129,905	$85,022	$8,179	$—	$3,202	$—	$226,308

Ending balance: loans acquired without deteriorated credit quality	$157,319	$140,912	$19,183	$31,661	$6,131	$—	$355,206